Equity	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity

Note 14 — Equity

Ordinary shares

On September 20, 2024, the Company announced pricing of its initial public offering of 2,000,000 ordinary shares at a public offering price of US$4.00 per share for aggregate gross proceeds of US$8.0 million, prior to deducting underwriting discounts, commissions, and other offering expenses.

On October 18, 2024, the over-allotment option was fully exercised and the Company issued additional 300,000 ordinary shares at a public offering price of US$4.00 per share for aggregate gross proceeds of US$1.2 million, prior to deducting underwriting discounts, commissions, and other offering expenses.

On March 27, 2025, the Company held the extraordinary general meeting to approve: (a) the issued 18,300,000 ordinary shares of par value of US$0.0000625 be re-designated and re-classified into Class A ordinary shares of par value US$0.0000625 each with 1 vote per share on a one for one basis, and the remaining authorized but unissued ordinary shares be re-designated and re-classified into (i) 581,700,000 Class A ordinary shares on a one for one basis and (ii) 200,000,000 Class B ordinary shares of par value US$0.0000625 each with 20 votes per share; (b) adopt new memorandum and articles of association of the Company to reflect the adoption of a dual-class share structure, and the provision of the rights and privileges of Class A ordinary shares and Class B ordinary shares; and (c) 4,640,000 Class A ordinary shares held by Valuable Fortune Limited be repurchased in exchange for the issuance of 4,640,000 Class B ordinary shares to Valuable Fortune Limited.

Following the adoption of dual-class share structure, the Company is authorized to issue a maximum of 800,000,000 shares, each with a par value of US$0.0000625, comprising i) 600,000,000 Class A ordinary shares of a par value of US$0.0000625 each and ii) 200,000,000 Class B ordinary shares of a par value of US$0.0000625 each. All per share amounts and number of shares in the consolidated financial statements and related notes have been adjusted to reflect the adoption of a dual-class share structure. As of June 30, 2025, 13,660,000 and Class A ordinary shares issued and outstanding. As of June 30, 2025, 4,640,000 Class B ordinary shares issued and outstanding. As of June 30, 2024, 16,000,000 ordinary shares were issued and outstanding.